Inventories	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Inventories [Abstract]
Inventories

(6) Inventories

Inventories consisted of the following at September 30, 2012 and December 31, 2011:

	September 30, 2012	December 31, 2011
Raw materials and work in process	$123	$135
Finished goods	276	259

Total inventories	$399	$394

(5) Inventories Inventories consisted of the following at December 31:

	2011	2010
Raw materials and work in process	$135	$125
Finished goods	259	250

Total inventories	$394	$375